Expenses for shipping activities - Disclosure of vessel operating expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Analysis of income and expense [abstract]
Operating expenses	$ (92,813)	$ (107,614)
Insurance	(7,200)	(10,403)
Total vessel operating expenses	$ (100,013)	$ (118,017)